LOANS FROM DIRECTOR AND SHAREHOLDER	9 Months Ended	12 Months Ended
	Oct. 31, 2017	Jan. 31, 2017
Related Party Transactions [Abstract]
LOANS FROM DIRECTOR AND SHAREHOLDER

NOTE 4 – LOANS FROM DIRECTOR AND SHAREHOLDER

On May 11, 2012, a director loaned $381 to incorporate the Company.

On November 1, 2012, a director loaned the Company $192 to purchase a business license and file an initial list with Nevada Secretary of State.

On November 6, 2012, a director loaned $5,000 to the Company for business expenses.

On January 23, 2014, a director loaned $1,050 to purchase a Nikon D7000 digital SLR camera, and an 18-55mm AF-S DX VR Nikon Zoom Lens.

The above loans are unsecured, non-interest bearing and due on demand.

On July 4, 2014, the former officer and director agreed to forgive $6,623  in loans, which was recorded as an increase in additional paid in capital.

NOTE 4 – LOANS FROM DIRECTOR AND SHAREHOLDER (CONTINUED)

The balance due to the director was $0 and $0 as of October 31, 2017 and January 31, 2016, respectively.

On October 29, 2014, a shareholder paid expenses of $245 on behalf of the Company.

On December 6, 2016, a shareholder paid expenses of $1,963 on behalf of the Company.

The balance due to the shareholder was $2,208 and $2,208 as of October 31, 2017 and January 31, 2017, respectively.

NOTE 4 – LOANS FROM DIRECTOR AND SHAREHOLDER

On May 11, 2012, a director loaned $381 to incorporate the Company.

On November 1, 2012, a director loaned the Company $167 to purchase a business license and file an initial list with Nevada Secretary of State.

On November 6, 2012, a director loaned $5,000 to the Company for business expenses.

On January 23, 2014, a director loaned $1,050 to purchase a Nikon D7000 digital SLR camera, and an 18-55mm AF-S DX VR Nikon Zoom Lens.

The above loans are unsecured, non-interest bearing and due on demand.

On July 4, 2014, the former officer and director agreed to forgive $6,623 in loans, which was recorded as an increase in additional paid in capital.

The balance due to the director was $0 and $0 as of January 31, 2017 and January 31, 2016, respectively.

On October 29, 2014, a shareholder paid expenses of $245 on behalf of the Company.

On December 6, 2016, a shareholder paid expenses of $1,963 on behalf of the Company.

The balance due to the shareholder was $2,208 and $245 as of January 31, 2017 and January 31, 2016, respectively.